SCHEDULE II	12 Months Ended
Jun. 30, 2025
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II
SCHEDULE II
COHERENT CORP. AND SUBSIDIARIES
VALUATION AND QUALIFYING ACCOUNTS
YEARS ENDED JUNE 30, 2025, 2024, AND 2023
(IN THOUSANDS OF DOLLARS)

	Balance at Beginning of Year	Charged to Expense	Charged to Other Accounts		Assets Held-For-Sale	Deduction from Reserves		Balance at End of Year
YEAR ENDED JUNE 30, 2025:
Allowance for doubtful accounts	$9,511	$8,181	$—		$(117)	$(5,386)	(3)	$12,189
Warranty reserves	$44,193	$26,352	$—		$(4,299)	$(33,492)		$32,754
Deferred tax asset valuation allowance	$154,830	$15,413	$3,577	(2)	$(10,142)	$—		$163,678

YEAR ENDED JUNE 30, 2024:
Allowance for doubtful accounts	$8,005	$5,161	$—		$—	$(3,655)	(3)	$9,511
Warranty reserves	$47,563	$34,362	$—		$—	$(37,732)		$44,193
Deferred tax asset valuation allowance	$97,180	$57,968	$(318)	(2)	$—	$—		$154,830

YEAR ENDED JUNE 30, 2023:
Allowance for doubtful accounts	$4,206	$1,793	$3,112	(1)	$—	$(1,106)	(3)	$8,005
Warranty reserves	$17,738	$40,475	$29,196	(1)	$—	$(39,846)		$47,563
Deferred tax asset valuation allowance	$55,420	$4,035	$37,725	(1,2)	$—	$—		$97,180

(1) Related to amounts assumed from the Coherent, Inc. acquisition.
(2) Primarily related to currency translation adjustments.
(3) Primarily relates to write-offs of accounts receivable.